Fair Value Measurements Level 4 Significant Unobservable Inputs - Securities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	$ 14,875	$ 13,988
Residential Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	769	868
US States and Political Subdivisions Debt Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	875	761
Corporate Debt Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	8,552	8,121
Commercial Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	1,215	1,391
Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	795	742
Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	154	247
Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	0	0
Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	328	387
Level 3 [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	54	37
Fair Value, Inputs, Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	117	0
Fair Value, Inputs, Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	0	0
Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	13,963	13,246
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	615	621
Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	875	761
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	8,224	7,734
Fair Value, Inputs, Level 2 [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	$ 1,161	$ 1,354
Credit Standing Adjustment [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Credit Standing Adjustment [Member] | Level 3 [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	0.45%	0.26%
Credit Standing Adjustment [Member] | Level 3 [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	0.18%	0.07%
Credit Standing Adjustment [Member] | Level 3 [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	0.34%	0.17%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Utilization [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Utilization [Member] | Level 3 [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	100.00%	100.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Utilization [Member] | Level 3 [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	0.00%	19.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Utilization [Member] | Level 3 [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	62.00%	69.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Rates [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Rates [Member] | Level 3 [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	8.00%	7.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Rates [Member] | Level 3 [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	4.00%	0.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Withdrawal Rates [Member] | Level 3 [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	6.00%	6.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Lapse Rates [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Decrease [8]	Decrease [8]
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Lapse Rates [Member] | Level 3 [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	55.00%	61.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Lapse Rates [Member] | Level 3 [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	0.00%	0.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Lapse Rates [Member] | Level 3 [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	5.00%	6.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Reset Elections [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Decrease [8]	Increase
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Reset Elections [Member] | Level 3 [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	99.00%	100.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Reset Elections [Member] | Level 3 [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	0.00%	0.00%
Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative [Member] | Reset Elections [Member] | Level 3 [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	8.00%	11.00%
Other Contract [Member] | Equity Volatility [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Other Contract [Member] | Equity Volatility [Member] | Level 3 [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	28.00%	25.00%
Other Contract [Member] | Equity Volatility [Member] | Level 3 [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	16.00%	10.00%
Other Contract [Member] | Equity Volatility [Member] | Level 3 [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	21.00%	19.00%
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Collateralized Loan Obligations [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	$ 259	$ 58
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	154	247
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	$ 269	$ 309
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale	$ 49	$ 37
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Collateralized Loan Obligations [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Collateralized Loan Obligations [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	3.05	2.46
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Collateralized Loan Obligations [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	2.49	1.13
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Collateralized Loan Obligations [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	3.04	2.43
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	5.92	2.33
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	0.07	0.05
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	1.19	0.82
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Corporate Debt Securities [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	12.10	8.23
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Corporate Debt Securities [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	1.16	0.93
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Corporate Debt Securities [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	3.04	2.36
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Commercial Mortgage Backed Securities [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	15.82	18.32
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Commercial Mortgage Backed Securities [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	2.55	0.09
Fair Value, Measurements, Recurring [Member] | Measurement Input, Credit Spread [Member] | Level 3 [Member] | Commercial Mortgage Backed Securities [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	5.70	2.66
Fair Value, Measurements, Recurring [Member] | Measurement Input, Constant Prepayment Rate [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Decrease [5]	Decrease [5]
Fair Value, Measurements, Recurring [Member] | Measurement Input, Constant Prepayment Rate [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	0.10	0.13
Fair Value, Measurements, Recurring [Member] | Measurement Input, Constant Prepayment Rate [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	0	0
Fair Value, Measurements, Recurring [Member] | Measurement Input, Constant Prepayment Rate [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	0.05	0.06
Fair Value, Measurements, Recurring [Member] | Measurement Input, Default Rate [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Fair Value, Measurements, Recurring [Member] | Measurement Input, Default Rate [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	0.06	0.05
Fair Value, Measurements, Recurring [Member] | Measurement Input, Default Rate [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	0.02	0.02
Fair Value, Measurements, Recurring [Member] | Measurement Input, Default Rate [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	0.03	0.03
Fair Value, Measurements, Recurring [Member] | Measurement Input, Loss Severity [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Decrease	Decrease
Fair Value, Measurements, Recurring [Member] | Measurement Input, Loss Severity [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	1	1
Fair Value, Measurements, Recurring [Member] | Measurement Input, Loss Severity [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	0	0
Fair Value, Measurements, Recurring [Member] | Measurement Input, Loss Severity [Member] | Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Debt Securities, Available-for-sale, Measurement Input	0.81	0.70